Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets, net consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Trade name	636,902	689,333
Active user	340,523	368,555
Technology	25,949	28,086
License	51,178	51,178
Less: accumulated amortization	(521,184)	(526,300)
Less: accumulated impairment loss	(538,109)	(538,109)
Exchange difference	32,061	(50,540)

Net book value	27,320	22,203

Schedule of Future Amortization Expense
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

For the year ended December 31,	Amounts
2023	5,116
2024	5,116
2025	5,116
2026	5,116
2027	1,358
Thereafter	381

Total	22,203